Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$464,141.64

Principal:
Principal Collections	$7,264,350.68
Prepayments in Full	$2,827,175.94
Liquidation Proceeds	$86,636.15
Recoveries	$59,742.10
Sub Total	$10,237,904.87
Collections	$10,702,046.51

Purchase Amounts:
Purchase Amounts Related to Principal	$210,137.70
Purchase Amounts Related to Interest	$1,594.28
Sub Total	$211,731.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,913,778.49

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,913,778.49
Servicing Fee	$106,263.28	$106,263.28	$0.00	$0.00	$10,807,515.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,807,515.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,807,515.21
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,807,515.21
Interest - Class A-4 Notes	$20,909.78	$20,909.78	$0.00	$0.00	$10,786,605.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,786,605.43
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$10,750,104.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,750,104.93
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$10,721,163.93
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,721,163.93
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$10,681,260.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,681,260.43
Regular Principal Payment	$10,330,547.74	$10,330,547.74	$0.00	$0.00	$350,712.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$350,712.69
Residual Released to Depositor	$0.00	$350,712.69	$0.00	$0.00	$0.00
Total		$10,913,778.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,330,547.74
Total					$10,330,547.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,330,547.74	$88.80	$20,909.78	$0.18	$10,351,457.52	$88.98
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$10,330,547.74	$7.70	$126,254.78	$0.09	$10,456,802.52	$7.79

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$33,015,438.24	0.2838085	$22,684,890.50	0.1950046
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$125,095,438.24	0.0932289	$114,764,890.50	0.0855299

Pool Information
Weighted Average APR	4.526%	4.553%
Weighted Average Remaining Term	20.25	19.54
Number of Receivables Outstanding	16,097	15,433
Pool Balance	$127,515,937.32	$116,909,743.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$125,095,438.24	$114,764,890.50
Pool Factor	0.0942369	0.0863987

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$2,144,853.03
Targeted Overcollateralization Amount	$2,144,853.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,144,853.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$217,893.32
(Recoveries)		110	$59,742.10
Net Loss for Current Collection Period			$158,151.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.4883%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9955%
Second Preceding Collection Period			0.7280%
Preceding Collection Period			0.2791%
Current Collection Period			1.5529%
Four Month Average (Current and Preceding Three Collection Periods)			0.8889%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,743	$9,688,454.60
(Cumulative Recoveries)			$2,022,107.18
Cumulative Net Loss for All Collection Periods			$7,666,347.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5666%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,042.68
Average Net Loss for Receivables that have experienced a Realized Loss			$1,616.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.41%	356	$3,982,300.14
61-90 Days Delinquent	0.47%	45	$544,294.20
91-120 Days Delinquent	0.06%	6	$67,452.75
Over 120 Days Delinquent	0.62%	54	$729,196.91
Total Delinquent Receivables	4.55%	461	$5,323,244.00

Repossession Inventory:
Repossessed in the Current Collection Period		10	$124,317.96
Total Repossessed Inventory		21	$274,036.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6087%
Preceding Collection Period			0.6461%
Current Collection Period			0.6804%
Three Month Average			0.6450%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer